Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,966,727	$ 2,032,151	$ 90,095
Prepaid expenses	901,024	1,073,441	1,188,660
Total Current Assets	2,867,751	3,105,592	1,278,755
Investment held in Trust Account	276,008,777	276,002,496	276,000,000
TOTAL ASSETS	278,876,528	279,108,088	277,278,755
Current liabilities
Accrued expenses	1,369,506	226,271	25,296
Advances from related party	24,702		0
Convertible note - related party	2,000,000	2,000,000	0
Total Current Liabilities	3,394,208	2,226,271	25,296
Deferred underwriting fee payable	9,660,000	9,660,000	9,660,000
Total Liabilities	13,054,208	11,886,271	9,685,296
Commitments and contingencies
Class A ordinary shares subject to possible redemption, 26,259,345 shares at $10.00 per share			262,593,450
Class A ordinary shares subject to possible redemption 27,600,000 at $10.00 per share redemption values as of June 30, 2021 and December 31, 2020	276,000,000	276,000,000	276,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Additional paid-in capital			5,096,874
Additional paid-in capital	0	0	0
Accumulated deficit			(97,764)
Accumulated deficit	(10,178,445)	(8,778,948)	(8,407,306)
Total Shareholders' Equity			5,000,009
Total Shareholders' Deficit	(10,177,680)	(8,778,183)	(8,406,541)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	278,876,528	279,108,088	277,278,755
Common Class A
Shareholders' Deficit
Common stock, value			209
Common stock, value	75	75	75
Total Shareholders' Equity			209
Total Shareholders' Deficit	75	75	75
Common Class B
Shareholders' Deficit
Common stock, value	690	690	690
Total Shareholders' Deficit	$ 690	$ 690	$ 690